Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Value Index Fund
Aug. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Mid Cap Value Index Fund
Bar Chart Table:
Annual Return 2020	4.74%
Annual Return 2021	28.19%